Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

The following tables reflect the changes in accumulated other comprehensive income (loss) by component (in thousands):

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2015	$(11,700)	$(351,665)	$12,003	$(351,362)
Other comprehensive income (loss) before reclassifications	2,570	25,495	(3,589)	24,476
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (1)	9,880	—	(837)	9,043

Net current-period other comprehensive (loss) income	12,450	25,495	(4,426)	33,519

December 31, 2016	$750	$(326,170)	$7,577	$(317,843)

(1)	Includes $9,880 and ($837) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $5,800 and ($309), respectively.

	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
December 31, 2014	$(8,000)	$(148,968)	$11,260	$(145,708)
Other comprehensive income (loss) before reclassifications	(9,498)	(205,397)	1,485	(213,410)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (2)	5,798	2,700	(742)	7,756

Net current-period other comprehensive (loss) income	(3,700)	(202,697)	743	(205,654)

December 31, 2015	$(11,700)	$(351,665)	$12,003	$(351,362)

(2)	Includes $5,798 and ($742) net-of-tax impact of accumulated other comprehensive income reclassifications into cost of products sold for net losses on commodity contracts and adjustment to early retiree medical plan, respectively. The tax impacts of these reclassifications were $3,500 and ($414), respectively. Also includes $2,700 of accumulated other comprehensive income reclassification into marketing, administrative and other expenses for net losses on translation. The tax impact of this reclassification was $1,500.